Income taxes (Details 3) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
The deferred tax position and liability for unrecognized tax benefits recorded on the balance sheet
Liability for unrecognized tax benefits	€ (155,432)	€ (162,066)	€ (133,270)
Deferred tax position	137,946	193,587	194,486
Total	€ (17,486)	€ 31,521